Shareholder Report, Average Annual Return (Details)									3 Months Ended	9 Months Ended	12 Months Ended	20 Months Ended	36 Months Ended	42 Months Ended	44 Months Ended	60 Months Ended	63 Months Ended	92 Months Ended
	May 15, 2024	Nov. 15, 2023	Dec. 12, 2022	Aug. 03, 2021	Feb. 09, 2021	Nov. 17, 2020	Apr. 24, 2019	Dec. 05, 2016	Jul. 31, 2024	Jul. 31, 2024	Jul. 31, 2024	Jul. 31, 2024	Jul. 31, 2024	Jul. 31, 2024	Jul. 31, 2024	Jul. 31, 2024	Jul. 31, 2024	Jul. 31, 2024
C000248117
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Virtus AlphaSimplex Managed Futures ETF
C000228821
Average Annual Return [Line Items]
Line Graph and Table Measure Name				Virtus Duff & Phelps Clean Energy ETF
C000224134
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Virtus Newfleet ABS/MBS ETF
C000246126
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Virtus Newfleet Short Duration Core Plus Bond ETF
C000162265
Average Annual Return [Line Items]
Line Graph and Table Measure Name								Virtus Newfleet Short Duration High Yield Bond ETF
C000209678
Average Annual Return [Line Items]
Line Graph and Table Measure Name							Virtus Seix Senior Loan ETF
C000239036
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Virtus Stone Harbor Emerging Markets High Yield Bond ETF
C000222917
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Virtus Terranova U.S. Quality Momentum ETF
Without Sales Load [Member] | C000248117
Average Annual Return [Line Items]
Average Annual Return, Percent									0.75%
Without Sales Load [Member] | C000228821
Average Annual Return [Line Items]
Average Annual Return, Percent											(9.90%)		(9.17%)
Without Sales Load [Member] | C000224134
Average Annual Return [Line Items]
Average Annual Return, Percent											8.17%			2.06%
Without Sales Load [Member] | C000246126
Average Annual Return [Line Items]
Average Annual Return, Percent										5.94%
Without Sales Load [Member] | C000162265
Average Annual Return [Line Items]
Average Annual Return, Percent											9.94%					3.74%		3.57%
Without Sales Load [Member] | C000209678
Average Annual Return [Line Items]
Average Annual Return, Percent											9.62%					5.16%	5.10%
Without Sales Load [Member] | C000239036
Average Annual Return [Line Items]
Average Annual Return, Percent											15.38%	13.95%
Without Sales Load [Member] | C000222917
Average Annual Return [Line Items]
Average Annual Return, Percent											18.66%				10.27%
FT Wilshire 5000 Index
Average Annual Return [Line Items]
Average Annual Return, Percent									4.16%
S&P Global Broad Market Index (net)
Average Annual Return [Line Items]
Average Annual Return, Percent											(16.20%)		4.67%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent											5.10%			(2.14%)
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent										7.41%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent											5.10%					0.19%		1.42%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent											5.10%					0.19%	0.82%
Bloomberg Emerging Markets USD Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent											8.66%	7.74%
S&P 500® Index
Average Annual Return [Line Items]
Average Annual Return, Percent											22.15%				13.90%
ICE BofA US Treasury Bill 3 Month Index
Average Annual Return [Line Items]
Average Annual Return, Percent									1.12%
Virtus AlphaSimplex Managed Futures ETF - Market
Average Annual Return [Line Items]
Average Annual Return, Percent									0.74%
S&P Global Clean Energy Index (net)
Average Annual Return [Line Items]
Average Annual Return, Percent											(21.59%)		(14.03%)
Virtus Duff & Phelps Clean Energy ETF - Market
Average Annual Return [Line Items]
Average Annual Return, Percent											(9.76%)		(9.17%)
ICE BofA 1-3 Year A-BBB US Corporate Index
Average Annual Return [Line Items]
Average Annual Return, Percent											6.73%			1.29%
Virtus Newfleet ABS/MBS ETF - Market
Average Annual Return [Line Items]
Average Annual Return, Percent											8.29%			2.07%
ICE BofA 1-5 Year Corporate & Government Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent										5.06%
Virtus Newfleet Short Duration Core Plus Bond ETF - Market
Average Annual Return [Line Items]
Average Annual Return, Percent										5.81%
Bloomberg U.S. High-Yield 2% Issuer Capped Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent											11.04%					4.19%		4.98%
ICE BofA 1-3Y BB US Cash Pay High Yield Index
Average Annual Return [Line Items]
Average Annual Return, Percent											8.29%					4.14%		4.23%
Virtus Newfleet Short Duration High Yield Bond ETF - Market
Average Annual Return [Line Items]
Average Annual Return, Percent											10.41%					3.84%		3.59%
Credit Suisse Leveraged Loan Index
Average Annual Return [Line Items]
Average Annual Return, Percent											10.42%					5.35%	5.26%
Virtus Seix Senior Loan ETF - Market
Average Annual Return [Line Items]
Average Annual Return, Percent											9.36%					5.18%	5.09%
J.P. Morgan Hard Currency Credit 50-50 High Yield Index
Average Annual Return [Line Items]
Average Annual Return, Percent											13.79%	13.08%
Virtus Stone Harbor Emerging Markets High Yield Bond ETF - Market
Average Annual Return [Line Items]
Average Annual Return, Percent											15.21%	13.97%
Terranova U.S. Quality Momentum Index
Average Annual Return [Line Items]
Average Annual Return, Percent											19.07%				10.70%
Virtus Terranova U.S. Quality Momentum ETF - Market
Average Annual Return [Line Items]
Average Annual Return, Percent											18.70%				10.28%